AXA Equitable Life Insurance Company

Supplement dated July 22, 2015 to the current prospectus for The Accumulator® Series 11.0

This Supplement modifies certain information in the above-referenced prospectus, supplements to the prospectus and statement of additional information (together, the “Prospectus”) offered by AXA Equitable Life Insurance Company (“AXA Equitable”). You should read this Supplement in conjunction with your Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

The purpose of this Supplement is to provide you with certain changes to the Prospectus. Please note the following changes:

1.	Revised Fee table

A.	In the section entitled “Portfolio operating expenses expressed as an annual percentage of daily net assets” under the heading “Fee Table,” the table is deleted in its entirety and replaced with the following:

Portfolio operating expenses expressed as an annual percentage of daily net assets(9)
Total Annual Portfolio Operating Expenses for 2014 (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses)(15)	Lowest 0.71%	Highest 1.64%

B.	In the section entitled “Fee Table,” under footnote number 15, the third sentence is deleted in its entirety and replaced with the following:

The “Highest” represents the total annual operating expenses of the CharterSM Small Cap Value Portfolio.

C.

In the section entitled “Examples” under the heading “Fee Table,” the set of expense tables for Series B, Series L, Series CP® and Series C are deleted in their entirety and replaced with the following:

Series B
	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	$1,309	$2,455	$3,640	$6,528	$609	$1,855	$3,140	$6,528
(b) assuming minimum fees and expenses of any of the Portfolios	$1,211	$2,173	$3,188	$5,732	$511	$1,573	$2,688	$5,732
Series L
	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	$1,445	$2,558	$3,302	$6,802	$645	$1,958	$3,302	$6,802
(b) assuming minimum fees and expenses of any of the Portfolios	$1,347	$2,278	$2,857	$6,035	$547	$1,678	$2,857	$6,035
Series CP®
	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	$1,446	$2,663	$3,814	$6,845	$646	$1,963	$3,314	$6,845
(b) assuming minimum fees and expenses of any of the Portfolios	$1,346	$2,375	$3,354	$6,044	$546	$1,675	$2,854	$6,044
Series C
	If you annuitize at the end of the applicable time period				If you surrender or do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	N/A	$2,325	$3,679	$7,197	$651	$1,975	$3,329	$6,847
(b) assuming minimum fees and expenses of any of the Portfolios	N/A	$2,045	$3,235	$6,435	$553	$1,695	$2,885	$6,085

154135 (7/15)
Acc 11 IF only	#944234

2.	Revised Hypothetical Illustrations

The section entitled “Hypothetical Illustrations” under “Appendix V” is deleted in its entirety and replaced with the following:

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS

The following tables illustrate the changes in account value, cash value and the values of the “Greater of” GMDB II, the Earnings enhancement benefit and the GMIB, including the conversion to the GWBL on the contract date anniversary following age 85, under certain hypothetical circumstances for Series B, Series CP®, Series L and Series C contracts, respectively. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution and takes no withdrawals. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.37)% and 3.63% for Series B contracts; (2.62)% and 3.38% for Series CP contracts; (2.72)% and 3.28% for Series L contracts; and (2.77)% and 3.23% for Series C contracts at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the “Greater of” death benefit, the Earnings enhancement benefit, the GMIB and GWBL features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect the following contract charges: the “Greater of” GMDB II charge, the Earnings enhancement benefit charge, the GMIB charge and any applicable administrative charge and withdrawal charge. The values shown under “Lifetime annual GMIB” for ages 85 and under reflect the lifetime income that would be guaranteed if the GMIB is selected at that contract date anniversary. An “N/A” in these columns indicates that the benefit is not exercisable in that year. A “0” under any of the death benefit and/or “Lifetime annual GMIB” columns indicates that the contract has terminated due to insufficient account value. However, the GMIB has been automatically exercised, and the owner is receiving lifetime payments.

The values shown under “GWBL Benefit Base” reflect the amount used in calculating the amount payable under the GWBL, and the values shown under “Guaranteed Annual Withdrawal Amount” reflect the amount that an owner would be able to withdraw each year for life based on that benefit base, if the owner began taking withdrawals in that contract year. An “N/A” in these columns indicates that the benefit is not exercisable in that year. A “0” under any of the death benefit, “GWBL benefit” and/or “Guaranteed Annual Withdrawal Amount” columns, for ages 85 and above, indicates that the contract has terminated due to insufficient account value. As the Guaranteed Annual Withdrawal Amount in those years is $0, the owner would receive no further payments.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.52%, (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.31% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of account value among the investment options. These rates do not reflect the fees and expenses for the AXA Ultra Conservative Strategy Portfolio, which is not available for direct allocations. These rates also do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in “Fee table” earlier in this Prospectus. With these expense limitation arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.

Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Please note that in certain states, we apply annuity purchase factors that are not based on the sex of the annuitant. Upon request, we will furnish you with a personalized illustration.

Variable deferred annuity

Accumulator® Series B

$100,000 Single contribution and no withdrawals

Male, issue age 60

Benefits:

Greater Of GMDB II

Earnings enhancement benefit

GMIB II — Custom Selection, including the conversion to the GWBL at age 85

								Total Death Benefit with Earnings enhancement benefit		Lifetime Annual GMIB
Age	Contract Year	Account Value		Cash Value		Greater of GMDB II				Guaranteed Income(1)		Hypothetical Income(1)
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%	0%	6%
60	0	100,000	100,000	93,000	93,000	100,000	100,000	100,000	100,000	N/A	N/A	N/A	N/A
61	1	94,663	100,642	87,663	93,642	105,000	105,000	107,000	107,000	N/A	N/A	N/A	N/A
62	2	89,340	101,174	82,340	94,174	110,250	110,250	114,350	114,350	N/A	N/A	N/A	N/A
63	3	84,023	101,586	78,023	95,586	115,763	115,763	122,068	122,068	N/A	N/A	N/A	N/A
64	4	78,706	101,866	72,706	95,866	121,551	121,551	130,171	130,171	N/A	N/A	N/A	N/A
65	5	73,381	102,004	68,381	97,004	127,628	127,628	138,679	138,679	N/A	N/A	N/A	N/A
66	6	68,041	101,986	65,041	98,986	134,010	134,010	147,613	147,613	N/A	N/A	N/A	N/A
67	7	62,678	101,801	61,678	100,801	140,710	140,710	156,994	156,994	N/A	N/A	N/A	N/A
68	8	57,285	101,433	57,285	101,433	147,746	147,746	166,844	166,844	N/A	N/A	N/A	N/A
69	9	51,853	100,869	51,853	100,869	155,133	155,133	177,186	177,186	N/A	N/A	N/A	N/A
70	10	46,375	100,093	46,375	100,093	162,889	162,889	188,045	188,045	6,287	6,287	6,287	6,287
75	15	17,837	92,405	17,837	92,405	207,893	207,893	251,050	251,050	9,116	9,116	9,116	9,116
80	20	0	76,431	0	76,431	0	265,330	0	331,462	0	13,410	0	13,410
85	25	0	48,804	0	48,804	0	338,635	0	404,767	0	20,028	0	20,028

After conversion of the GMIB to the GWBL at age 85

Age	Contract Year	Account Value		Cash Value		Greater of GMDB II		Total Death Benefit with the Earnings enhancement benefit		GWBL Benefit Base		Guaranteed Annual Withdrawal Amount
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%	0%	6%
85	25	0	48,804	0	48,804	0	338,635	0	404,767	0	338,635	0	16,932
90	30	0	12,114	0	12,114	0	338,635	0	404,767	0	338,635	0	16,932
95	35	0	0	0	0	0	0	0	0	0	338,635	0	16,932

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

(1)	Guaranteed Income is calculated by multiplying the Roll-up benefit base by annuity purchase factors. Hypothetical Income is calculated by multiplying the GMIB benefit base by annuity purchase factors. The GMIB benefit base is equal to the greater of the Roll-up benefit base and the Highest Anniversary Value benefit base. This example assumes no withdrawals. The Deferral Roll-up rate is credited annually to the Roll-up benefit base when calculating both Guaranteed Income and Hypothetical Income. Based on the assumption of either 0% or 6% returns, the GMIB benefit base is always equal to the Roll-up benefit base and never equal to the Highest Anniversary Value benefit base. Therefore the income produced in this example for both Guaranteed Income (based on the Roll-up benefit base) and Hypothetical Income (based on the GMIB benefit base) is equal.

Variable deferred annuity

Accumulator® Series CP®

$100,000 Single contribution and no withdrawals

Male, issue age 60

Benefits:

Greater Of GMDB II

Earnings enhancement benefit

GMIB II — Custom Selection, including the conversion to the GWBL at age 85

								Total Death Benefit with Earnings enhancement benefit		Lifetime Annual GMIB
Age	Contract Year	Account Value		Cash Value		Greater of GMDB II				Guaranteed Income(1)		Hypothetical Income(1)
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%	0%	6%
60	0	103,000	103,000	95,000	95,000	100,000	100,000	100,000	100,000	N/A	N/A	N/A	N/A
61	1	97,325	103,484	89,325	95,484	105,000	105,000	107,000	107,000	N/A	N/A	N/A	N/A
62	2	91,687	103,851	83,687	95,851	110,250	110,250	114,350	114,350	N/A	N/A	N/A	N/A
63	3	86,079	104,091	79,079	97,091	115,763	115,763	122,068	122,068	N/A	N/A	N/A	N/A
64	4	80,491	104,194	74,491	98,194	121,551	121,551	130,171	130,171	N/A	N/A	N/A	N/A
65	5	74,917	104,148	69,917	99,148	127,628	127,628	138,679	138,679	N/A	N/A	N/A	N/A
66	6	69,349	103,941	65,349	99,941	134,010	134,010	147,613	147,613	N/A	N/A	N/A	N/A
67	7	63,778	103,561	60,778	100,561	140,710	140,710	156,994	156,994	N/A	N/A	N/A	N/A
68	8	58,196	102,993	56,196	100,993	147,746	147,746	166,844	166,844	N/A	N/A	N/A	N/A
69	9	52,594	102,223	51,594	101,223	155,133	155,133	177,186	177,186	N/A	N/A	N/A	N/A
70	10	46,965	101,236	46,965	101,236	162,889	162,889	188,045	188,045	6,287	6,287	6,287	6,287
75	15	17,937	92,440	17,937	92,440	207,893	207,893	251,050	251,050	9,116	9,116	9,116	9,116
80	20	0	75,320	0	75,320	0	265,330	0	331,462	0	13,410	0	13,410
85	25	0	46,632	0	46,632	0	338,635	0	404,767	0	20,028	0	20,028

After conversion of the GMIB to the GWBL at age 85

Age	Contract Year	Account Value		Cash Value		Greater of GMDB II		Total Death Benefit with the Earnings enhancement benefit		GWBL Benefit Base		Guaranteed Annual Withdrawal Amount
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%	0%	6%
85	25	0	46,632	0	46,632	0	338,635	0	404,767	0	338,635	0	16,932
90	30	0	9,088	0	9,088	0	338,635	0	404,767	0	338,635	0	16,932
95	35	0	0	0	0	0	0	0	0	0	338,635	0	16,932

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

(1)	Guaranteed Income is calculated by multiplying the Roll-up benefit base by annuity purchase factors. Hypothetical Income is calculated by multiplying the GMIB benefit base by annuity purchase factors. The GMIB benefit base is equal to the greater of the Roll-up benefit base and the Highest Anniversary Value benefit base. This example assumes no withdrawals. The Deferral Roll-up rate is credited annually to the Roll-up benefit base when calculating both Guaranteed Income and Hypothetical Income. Based on the assumption of either 0% or 6% returns, the GMIB benefit base is always equal to the Roll-up benefit base and never equal to the Highest Anniversary Value benefit base. Therefore the income produced in this example for both Guaranteed Income (based on the Roll-up benefit base) and Hypothetical Income (based on the GMIB benefit base) is equal.

Variable deferred annuity

Accumulator® Series L

$100,000 Single contribution and no withdrawals

Male, issue age 60

Benefits:

Greater Of GMDB II

Earnings enhancement benefit

GMIB II — Custom Selection, including the conversion to the GWBL at age 85

								Total Death Benefit with Earnings enhancement benefit		Lifetime Annual GMIB
Age	Contract Year	Account Value		Cash Value		Greater of GMDB II				Guaranteed Income(1)		Hypothetical Income(1)
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%	0%	6%
60	0	100,000	100,000	92,000	92,000	100,000	100,000	100,000	100,000	N/A	N/A	N/A	N/A
61	1	94,315	100,294	86,315	92,294	105,000	105,000	107,000	107,000	N/A	N/A	N/A	N/A
62	2	88,672	100,464	81,672	93,464	110,250	110,250	114,350	114,350	N/A	N/A	N/A	N/A
63	3	83,064	100,502	77,064	94,502	115,763	115,763	122,068	122,068	N/A	N/A	N/A	N/A
64	4	77,483	100,397	72,483	95,397	121,551	121,551	130,171	130,171	N/A	N/A	N/A	N/A
65	5	71,921	100,136	71,921	100,136	127,628	127,628	138,679	138,679	N/A	N/A	N/A	N/A
66	6	66,370	99,708	66,370	99,708	134,010	134,010	147,613	147,613	N/A	N/A	N/A	N/A
67	7	60,821	99,101	60,821	99,101	140,710	140,710	156,994	156,994	N/A	N/A	N/A	N/A
68	8	55,266	98,299	55,266	98,299	147,746	147,746	166,844	166,844	N/A	N/A	N/A	N/A
69	9	49,696	97,290	49,696	97,290	155,133	155,133	177,186	177,186	N/A	N/A	N/A	N/A
70	10	44,073	96,057	44,073	96,057	162,889	162,889	188,045	188,045	6,287	6,287	6,287	6,287
75	15	15,296	85,940	15,296	85,940	207,893	207,893	251,050	251,050	9,116	9,116	9,116	9,116
80	20	0	67,358	0	67,358	0	265,330	0	331,462	0	13,410	0	13,410
85	25	0	37,064	0	37,064	0	338,635	0	404,767	0	20,028	0	20,028

After conversion of the GMIB to the GWBL at age 85

Age	Contract Year	Account Value		Cash Value		Greater of GMDB II		Total Death Benefit with the Earnings enhancement benefit		GWBL Benefit Base		Guaranteed Annual Withdrawal Amount
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%	0%	6%
85	25	0	37,064	0	37,064	0	338,635	0	404,767	0	338,635	0	16,932
90	30	0	0	0	0	0	0	0	0	0	338,635	0	16,932

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

(1)	Guaranteed Income is calculated by multiplying the Roll-up benefit base by annuity purchase factors. Hypothetical Income is calculated by multiplying the GMIB benefit base by annuity purchase factors. The GMIB benefit base is equal to the greater of the Roll-up benefit base and the Highest Anniversary Value benefit base. This example assumes no withdrawals. The Deferral Roll-up rate is credited annually to the Roll-up benefit base when calculating both Guaranteed Income and Hypothetical Income. Based on the assumption of either 0% or 6% returns, the GMIB benefit base is always equal to the Roll-up benefit base and never equal to the Highest Anniversary Value benefit base. Therefore the income produced in this example for both Guaranteed Income (based on the Roll-up benefit base) and Hypothetical Income (based on the GMIB benefit base) is equal.

Variable deferred annuity

Accumulator® Series C

$100,000 Single contribution and no withdrawals

Male, issue age 60

Benefits:

Greater Of GMDB II

Earnings enhancement benefit

GMIB II — Custom Selection, including the conversion to the GWBL at age 85

								Total Death Benefit with Earnings enhancement benefit		Lifetime Annual GMIB
Age	Contract Year	Account Value		Cash Value		Greater of GMDB II				Guaranteed Income(1)		Hypothetical Income(1)
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%	0%	6%
60	0	100,000	100,000	100,000	100,000	100,000	100,000	100,000	100,000	N/A	N/A	N/A	N/A
61	1	94,265	100,244	94,265	100,244	105,000	105,000	107,000	107,000	N/A	N/A	N/A	N/A
62	2	88,577	100,363	88,577	100,363	110,250	110,250	114,350	114,350	N/A	N/A	N/A	N/A
63	3	82,927	100,348	82,927	100,348	115,763	115,763	122,068	122,068	N/A	N/A	N/A	N/A
64	4	77,309	100,188	77,309	100,188	121,551	121,551	130,171	130,171	N/A	N/A	N/A	N/A
65	5	71,714	99,871	71,714	99,871	127,628	127,628	138,679	138,679	N/A	N/A	N/A	N/A
66	6	66,133	99,386	66,133	99,386	134,010	134,010	147,613	147,613	N/A	N/A	N/A	N/A
67	7	60,559	98,720	60,559	98,720	140,710	140,710	156,994	156,994	N/A	N/A	N/A	N/A
68	8	54,981	97,858	54,981	97,858	147,746	147,746	166,844	166,844	N/A	N/A	N/A	N/A
69	9	49,393	96,787	49,393	96,787	155,133	155,133	177,186	177,186	N/A	N/A	N/A	N/A
70	10	43,755	95,491	43,755	95,491	162,889	162,889	188,045	188,045	6,287	6,287	6,287	6,287
75	15	14,949	85,044	14,949	85,044	207,893	207,893	251,050	251,050	9,116	9,116	9,116	9,116
80	20	0	66,115	0	66,115	0	265,330	0	331,462	0	13,410	0	13,410
85	25	0	35,483	0	35,483	0	338,635	0	404,767	0	20,028	0	20,028

After conversion of the GMIB to the GWBL at age 85

Age	Contract Year	Account Value		Cash Value		Greater of GMDB II		Total Death Benefit with the Earnings enhancement benefit		GWBL Benefit Base		Guaranteed Annual Withdrawal Amount
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%	0%	6%
85	25	0	35,483	0	35,483	0	338,635	0	404,767	0	338,635	0	16,932
90	30	0	0	0	0	0	0	0	0	0	338,635	0	16,932

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

(1)	Guaranteed Income is calculated by multiplying the Roll-up benefit base by annuity purchase factors. Hypothetical Income is calculated by multiplying the GMIB benefit base by annuity purchase factors. The GMIB benefit base is equal to the greater of the Roll-up benefit base and the Highest Anniversary Value benefit base. This example assumes no withdrawals. The Deferral Roll-up rate is credited annually to the Roll-up benefit base when calculating both Guaranteed Income and Hypothetical Income. Based on the assumption of either 0% or 6% returns, the GMIB benefit base is always equal to the Roll-up benefit base and never equal to the Highest Anniversary Value benefit base. Therefore the income produced in this example for both Guaranteed Income (based on the Roll-up benefit base) and Hypothetical Income (based on the GMIB benefit base) is equal.

Accumulator® is issued by and is a registered service mark of AXA Equitable Life Insurance Company.

Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC. 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2015 AXA Equitable Life Insurance Company. All rights reserved.

AXA Equitable Life Insurance Company

1290 Avenue of the Americas,

New York, NY 10104

(212) 554-1234